Long-Term Incentive Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common shares that may be delivered	19,250,000
MEMP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common units that may be delivered		2,142,221
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate award of restricted stock issued to employees and each independent director	1,052,633
Vesting period of award	4 years
Unrecognized compensation cost	$ 17.3
Unrecognized compensation cost weighted-average period	3 years 5 months 5 days
Restricted Stock [Member] | MEMP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost	$ 16.5
Unrecognized compensation cost weighted-average period	2 years 1 month 6 days
Restricted Stock [Member] | Director [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate award of restricted stock issued to employees and each independent director	5,263
Vesting period of award	1 year